Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Capital Surplus [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 171		$ 179,019	$ 43,115
Balance (in shares) at Dec. 31, 2008	17,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock unit expense		0
Net income				21,680	21,680
Dividends paid				(4,275)
Balance at Dec. 31, 2009	171		179,019	60,520	239,710
Balance (in shares) at Dec. 31, 2009	17,100,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	73	131,026
Shares issued (in shares)	7,325,699
Restricted stock unit expense		0
Net income				38,557	38,557
Dividends paid				(33,465)
Balance at Dec. 31, 2010	244	131,026	179,019	65,612	375,901
Balance (in shares) at Dec. 31, 2010	24,425,699				24,425,699
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock unit expense		230
Net income				32,652	32,652
Dividends paid				(48,851)
Balance at Dec. 31, 2011	$ 244	$ 131,256		$ 49,413	$ 359,932
Balance (in shares) at Dec. 31, 2011	24,425,699				24,425,699